Class A Ordinary Shares Subject to Possible Redemption - Summary of Class A Ordinary Shares Reflected on the Balance Sheet (Detail)	3 Months Ended
Jan. 12, 2021 USD ($)
Temporary Equity [Line Items]
Gross proceeds	$ 603,750,000
Proceeds allocated to public warrants	(44,919,000)
Class A ordinary shares issuance costs	(30,755,862)
Accretion of carrying value to redemption value	75,674,862
Class A ordinary shares subject to possible redemption	$ 603,750,000